Other liabilities	12 Months Ended
Mar. 31, 2019
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Other liabilities

18. Other liabilities

Other liabilities consist of the following:

	As at
	March 31, 2019	March 31, 2018
Current:
Withholding taxes and value added tax payables	$4,741	$5,117
Contingent consideration (Refer note 5(b), 5(c) and 5(d))	3,197	8,233
Deferred rent	649	800
Other liabilities	1,707	1,589

Total	$10,294	$15,739

Non-current:
Deferred rent	$7,780	$6,544
Contingent consideration (Refer note 5(b), 5(c) and 5(d))	—	3,155
Other liabilities	1,179	1,963

Total	$8,959	$11,662